Warrant liabilities - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024
Warrant liabilities
Number of shares purchased per warrant		1
Price per share		$ 11.5
Proceeds from exercise of public warrant		$ 5,700
Sponsor Warrants | Redemption of warrants when price per share of ordinary share equals or exceeds $18.00
Warrant liabilities
Redemption stock price trigger		$ 18
Redemption price of warrants		0.1
Sponsor Warrants | Redemption of warrants when price per share of ordinary share equals or exceeds $10.00 but less than $18.00
Warrant liabilities
Redemption stock price trigger		$ 10
Sponsor Warrants | LCA Acquisition sponsor LP
Warrant liabilities
Number of warrants issued		5,486,784
Public Warrants Liability
Warrant liabilities
Number of exercise warrants	495,724
Exercise price of warrants	$ 11.5
Proceeds from exercise of public warrant	$ 5,700
Public Warrants Liability | Redemption of warrants when price per share of ordinary share equals or exceeds $18.00
Warrant liabilities
Redemption stock price trigger		$ 18
Redemption price of warrants		0.01
Public Warrants Liability | Redemption of warrants when price per share of ordinary share equals or exceeds $10.00 but less than $18.00
Warrant liabilities
Redemption stock price trigger		10
Redemption price of warrants		$ 0.1
Public Warrants Liability | Public shareholders
Warrant liabilities
Number of warrants issued		9,550,246